Financial Risk Management and Financial Instruments - Summary of Foreign Currency Sensitivity Analysis (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ten percentage strengthening in foreign currency USD against EUR [member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss before tax	€ 18,336	€ 11,874
Equity	18,336	11,874
Ten percentage strengthening in foreign currency GPB against EUR [member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss before tax	116	84
Equity	€ 116	€ 84